Registration Nos. 333-187762

811-21438

SECURITIES AND EXCHANGE COMMISSION

100 F Street, N.E.

Room 1680

WASHINGTON, D.C. 20549

202-551-5850

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 11
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

(Check appropriate box or boxes)

Amendment No. 14

THE GUARDIAN SEPARATE ACCOUNT R

(Exact Name of Registrant as Specified in Charter)

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

(Name of Depositor)

10 Hudson Yards, New York, New York 10001

(Address of Principal Executive Offices)

Depositor’s Telephone Number: (212) 598-8359

RICHARD T. POTTER, JR., Senior Vice President and Counsel

The Guardian Insurance & Annuity Company, Inc.

10 Hudson Yards

New York, New York 10001

(Name and address of agent for service)

Approximate Date of Proposed Public Offering: Upon the effective date of this Registration Statement.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2021 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE:

Post-Effective Amendment No. 10 (“Amendment No. 10”) to the Registration Statement of The Guardian Separate Account R (the

“Registrant”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “Securities Act”) on February 26, 2021 for the purpose to update the registration statement to conform to the amendments to Form N-4, which require various format and disclosure changes, as adopted by the Securities and Exchange Commission (the “SEC”) on March 11, 2020. Amendment No. 10 was initially scheduled to become effective on April 26, 2021. This Post-Effective Amendment No. 11 is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act solely to designate May 1, 2021 as the new effective date for Amendment No. 10. Post-Effective Amendment No. 11, however, is not intended to amend or supersede any information contained in Amendment No. 10.

THE GUARDIAN SEPARATE ACCOUNT R

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 of The

Guardian Separate Account R (the “Registrant”) under the Securities Act of 1933, as amended, filed with the Securities and Exchange

Commission (the “SEC”) on February 26, 2021 (“Amendment No. 10”).

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 10 to the Registrant’s Registration Statement on Form N-4 filed with the SEC on February 26, 2021.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 10 to the Registrant’s Registration Statement on Form N-4 filed with the SEC on February 26, 2021.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Guardian Separate Account R, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Ridgewood, New Jersey.

The Guardian Separate Account R
(Registrant)

By:	/s/Richard T. Potter, Jr.
Richard T. Potter, Jr.
Senior Vice President, Counsel & Assistant Corporate Secretary of The Guardian Insurance & Annuity Company

Date: 4/22/21

Time: 10:03:02 AM

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
(Depositor)

By:	/s/Richard T. Potter, Jr.
Richard T. Potter, Jr.
Senior Vice President, Counsel & Assistant Corporate Secretary

Date: 4/22/21

Time: 10:03:02 AM

As required by the Securities Act of 1933, this Post-effective Amendment to the Registration Statement has been signed by the following directors and principal officers of The Guardian Insurance & Annuity Company, Inc. in the capacities and on the date indicated.

/s/Dominique Baede Dominique Baede		President & Director	Date: 4/22/21	Time: 3:50:05 PM

/s/Carl Desrochers Carl Desrochers		Vice President & Chief Financial Officer	Date: 4/22/21	Time: 10:24:31 AM

/s/Richard T. Potter, Jr. Michael N. Ferik*		Director	Date: 4/22/21	Time: 10:03:02 AM

/s/Kevin Molloy Kevin Molloy		Director	Date: 4/22/21	Time: 10:45:37 AM

/s/Richard T. Potter, Jr. Michael Slipowitz*		Senior Vice President, Corporate Chief Actuary & Director	Date: 4/22/21	Time: 10:03:02 AM

*By:	/s/Richard T. Potter, Jr. Richard T. Potter, Jr., as agent pursuant to power of attorney		Date: 4/22/21	Time: 10:03:02 AM